Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2016	Mar. 10, 2017	Jun. 30, 2016
Document Information [Line Items]
Entity Registrant Name	Colony Bankcorp Inc
Entity Central Index Key	0000711669
Trading Symbol	cban
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)		8,439,258
Entity Public Float			$ 58,532,814
Document Type	10-K
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Amendment Flag	false